UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

Jennison Value Fund

APRIL 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Value Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	15.27%	29.11%	39.89%	173.60%	501.66%
Class B	14.88	28.14	34.73	153.88	553.47
Class C	14.82	28.14	34.72	153.87	218.63
Class R	14.79	N/A	N/A	N/A	23.76
Class Z	15.41	29.37	41.58	180.06	187.33
S&P 500 Index[3]	9.63	15.41	14.22	135.40	***
Russell 1000 Value Index[4]	12.87	18.30	42.25	189.31	****
Lipper Multi-Cap Value Funds Avg.[5]	11.99	18.21	39.19	155.26	*****

Average Annual Total Returns[1] as of 3/31/06
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	15.65%	6.36%	9.87%	11.17%
Class B	16.40	6.59	9.67	10.14
Class C	20.45	6.76	9.67	10.23
Class R	N/A	N/A	N/A	N/A
Class Z	22.64	7.82	10.78	10.78
S&P 500 Index[3]	11.72	3.97	8.95	***
Russell 1000 Value Index[4]	13.31	7.79	10.97	****
Lipper Multi-Cap Value Funds Avg.[5]	12.99	7.45	9.66	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

2Inception dates: Class A, 1/22/90; Class B, 1/22/87; Class C, 8/1/94; Class R, 6/3/05; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Since Inception cumulative total returns as of 4/30/06 are 462.50% for Class A, 646.85% for Class B, 251.45% for Class C, 11.85% for Class R, and 141.17% for Class Z. S&P 500 Index Since Inception average annual total returns as of 3/31/06 are 11.18% for Class A, 10.98% for Class B, 11.25% for Class C, and 8.98% for Class Z. No average annual total returns since inception are shown for Class R shares because this share class has been in existence less than 12 months.

**** Russell 1000 Value Index Since Inception cumulative total returns as of 4/30/06 are 581.41% for Class A, 787.67% for Class B, 315.71% for Class C, 15.52% for Class R, and 195.36% for Class Z. Russell 1000 Value Index Since Inception average annual total returns as of 3/31/06 are 12.43% for Class A, 11.92% for Class B, 12.75% for Class C, and 11.06% for Class Z. No average annual total returns since inception are shown for Class R shares because this share class has been in existence less than 12 months.

*****Lipper Average Since Inception cumulative total returns as of 4/30/06 are 513.50% for Class A, 666.81% for Class B, 258.78% for Class C, 14.82% for Class R, and 165.52% for Class Z. Lipper Average Since Inception average annual total returns as of 3/31/06 are 11.53% for Class A, 10.87% for Class B, 11.22% for Class C, and 9.79% for Class Z. No average annual total returns since inception are shown for Class R shares because this share class has been in existence less than 12 months.

Jennison Value Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Citigroup, Inc., Diversified Financial Services	3.0%
Bank of America Corp., Commercial Banks	2.8
Altria Group, Inc., Tobacco	2.6
The Kroger Co., Food & Staples Retailing	2.4
Suncor Energy, Inc. (Canada), Oil, Gas & Consumable Fuels	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Oil, Gas & Consumable Fuels	11.3%
Capital Markets	7.9
Insurance	6.7
Diversified Financial Services	4.4
Media	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Jennison Value Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Value Fund		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,152.70	1.00%	$5.34
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class B	Actual	$1,000.00	$1,148.80	1.75%	$9.32
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class C	Actual	$1,000.00	$1,148.20	1.75%	$9.32
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class R	Actual	$1,000.00	$1,147.90	1.25%	$6.66
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class Z	Actual	$1,000.00	$1,154.10	0.75%	$4.01
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace & Defense 3.3%
569,400	Honeywell International, Inc.	$24,199,500
157,200	Lockheed Martin Corp.	11,931,480

		36,130,980

Building Products 1.3%
321,000	American Standard Cos., Inc.	13,973,130

Capital Markets 7.9%
395,400	Bank of New York Co., Inc. (The)	13,898,310
254,700	Lazard Ltd. (Class A)(b)	11,308,680
79,500	Lehman Brothers Holdings, Inc.	12,016,425
228,000	Mellon Financial Corp.	8,579,640
316,500	Merrill Lynch & Co., Inc.	24,136,290
149,800	UBS AG	17,504,130

		87,443,475

Chemicals 2.5%
397,900	E.I. du Pont de Nemours & Co.(b)	17,547,390
647,100	Mosaic Co. (The)(a)(b)	9,706,500

		27,253,890

Commercial Banks 4.0%
630,246	Bank of America Corp.	31,461,880
405,700	Royal Bank of Scotland Group PLC (United Kingdom)	13,250,095

		44,711,975

Commercial Services & Supplies 2.1%
613,100	Waste Management, Inc.	22,966,726

Communications Equipment 1.9%
1,015,700	Avaya, Inc.(a)(b)	12,188,400
409,900	Nokia Corp., ADR (Finland)	9,288,334

		21,476,734

Computers & Peripherals 1.0%
411,100	Dell, Inc.(a)(b)	10,770,820

Consumer Finance 1.0%
206,500	American Express Co.	11,111,765

See Notes to Financial Statements.

Jennison Value Fund	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Financial Services 4.4%
656,200	Citigroup, Inc.	$32,777,191
354,800	JP Morgan Chase & Co.	16,100,824

		48,878,015

Diversified Telecommunication Services 1.0%
327,000	Verizon Communications, Inc.	10,800,810

Electric Utilities 1.1%
229,300	Exelon Corp.(b)	12,382,200

Energy Equipment & Services 3.2%
383,200	GlobalSantaFe Corp.	23,455,672
147,300	Transocean, Inc.(a)	11,941,611

		35,397,283

Food & Staples Retailing 3.3%
1,310,400	Kroger Co. (The)(a)	26,548,704
232,600	Wal-Mart Stores, Inc.	10,473,978

		37,022,682

Food Products 2.6%
434,400	Cadbury Schweppes PLC, ADR (United Kingdom)	17,358,624
506,200	ConAgra Foods, Inc.	11,480,616

		28,839,240

Health Care Providers & Services 1.7%
84,600	CIGNA Corp.	9,052,200
185,370	Medco Health Solutions, Inc.(a)	9,867,245

		18,919,445

Hotels, Restaurants & Leisure 4.0%
499,800	GTECH Holdings Corp.	17,073,168
218,400	Hilton Hotels Corp.	5,883,696
269,100	McDonald’s Corp.(b)	9,302,787
295,200	OSI Restaurant Partners, Inc.(b)	12,605,040

		44,864,691

Household Products 1.3%
249,600	Kimberly-Clark Corp.	14,609,088

Independent Power Producers & Energy Traders 1.8%
412,800	TXU Corp.(b)	20,487,264

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Industrial Conglomerates 3.1%
457,500	General Electric Co.	$15,824,925
704,400	Tyco International Ltd.	18,560,940

		34,385,865

Insurance 6.7%
315,400	American International Group, Inc.	20,579,850
387,800	Axis Capital Holdings Ltd.	11,564,196
237,700	Genworth Financial, Inc. (Class A)	7,891,640
160,700	Loews Corp.	17,058,305
1,063,900	Montpelier Re Holdings, Ltd.(b)	17,181,985

		74,275,976

Internet & Catalog Retail 1.2%
140,800	Expedia, Inc.(a)(b)	2,625,920
353,600	IAC/InterActiveCorp.(a)(b)	10,208,432

		12,834,352

IT Services 0.5%
120,400	First Data Corp.	5,741,876

Media 4.4%
583,900	Comcast Corp. (Class A)(a)	18,071,705
740,700	Liberty Global, Inc.(a)	14,791,779
395,757	Viacom, Inc. (Class B)(a)	15,763,001

		48,626,485

Metals & Mining 3.1%
319,600	Inco Ltd.	18,047,812
195,000	Phelps Dodge Corp.	16,807,050

		34,854,862

Multi-Utilities 1.2%
297,700	Sempra Energy	13,700,154

Office Electronics 1.9%
1,464,800	Xerox Corp.(a)(b)	20,565,792

Oil, Gas & Consumable Fuels 11.3%
94,900	Amerada Hess Corp.(b)	13,596,323
347,700	Nexen, Inc.	20,340,450
241,200	Occidental Petroleum Corp.	24,780,888
196,400	Petroleo Brasileiro S.A., ADR (Brazil)	19,410,212

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

294,900	Suncor Energy, Inc.	$25,284,726
236,629	Trident Resources Corp. (Canada) (cost $9,985,029; purchased 3/11/05 - 1/5/06)(a)(f)(g)	10,582,219
176,400	Valero Energy Corp.(b)	11,420,136

		125,414,954

Pharmaceuticals 4.2%
291,400	Novartis AG, ADR (Switzerland)	16,758,414
700,000	Pfizer, Inc.	17,731,000
264,700	Sanofi-Aventis, ADR (France)	12,451,488

		46,940,902

Semiconductors & Semiconductor Equipment 0.4%
205,800	Intel Corp.(b)	4,111,884

Software 2.0%
596,800	CA, Inc.	15,134,848
286,600	Microsoft Corp.	6,921,390

		22,056,238

Thrifts & Mortgage Finance 0.7%
184,300	Countrywide Financial Corp.(b)	7,493,638

Tobacco 2.6%
395,000	Altria Group, Inc.(b)	28,898,200

Wireless Telecommunication Services 4.3%
253,300	Alltel Corp.	16,304,921
856,875	Sprint Nextel Corp.	21,250,500
436,500	Vodafone Group PLC, ADR (United Kingdom)(b)	10,345,050

		47,900,471

	Total long-term investments (cost $815,427,793)	1,075,841,862

SHORT-TERM INVESTMENTS 18.4%

Money Market Mutual Fund
203,777,536	Dryden Core Investment Fund - Taxable Money Market Series (cost $203,777,536; includes $172,568,066 of cash collateral received for securities on loan)(Note 3)(c)(d)	203,777,536

	Total Investments(e) 115.4% (cost $1,019,205,329; Note 5)	1,279,619,398
	Liabilities in excess of other assets (15.4%)	(170,725,218)

	Net Assets 100%	$1,108,894,180

See Notes to Financial Statements.

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The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $166,768,871; cash collateral of $172,568,066 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of April 30, 2006, one security representing $10,582,219 and 0.8% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security is restricted to resale. The aggregate cost of such security is $9,985,029. The aggregate value of $10,582,219 is approximately 1.0% of net assets.

See Notes to Financial Statements.

Jennison Value Fund	11

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 was as follow:

Money Market Mutual Fund (including 15.6% of collateral received for securities on loan)	18.4%
Oil, Gas & Consumable Fuels	11.3
Capital Markets	7.9
Insurance	6.7
Diversified Financial Services	4.4
Media	4.4
Wireless Telecommunication Services	4.3
Pharmaceuticals	4.2
Commercial Banks	4.0
Hotel, Restaurants & Leisure	4.0
Aerospace & Defense	3.3
Food & Staples Retailing	3.3
Energy Equipment & Services	3.2
Industrial Conglomerates	3.1
Metals & Mining	3.1
Food Products	2.6
Tobacco	2.6
Chemicals	2.5
Commercial Services & Supplies	2.1
Software	2.0
Communications Equipment	1.9
Office Electronics	1.9
Independent Power Producers & Energy Traders	1.8
Health Care Providers & Services	1.7
Building Products	1.3
Household Products	1.3
Internet & Catalog Retail	1.2
Multi-Utilities	1.2
Electric Utilities	1.1
Computers & Peripherals	1.0
Consumer Finance	1.0
Diversified Telecommunication Services	1.0
Thrifts & Mortgage Finance	0.7
IT Services	0.5
Semiconductors & Semiconductor Equipment	0.4

115.4
Liabilities in excess of other assets	(15.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Jennison Value Fund

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $166,768,871:
Unaffiliated investments (cost $815,427,793)	$1,075,841,862
Affiliated investments (cost $203,777,536)	203,777,536
Foreign currency, at value (cost $9,235)	9,558
Receivable for Fund shares sold	1,859,051
Dividends and interest receivable	1,803,101
Receivable for investments sold	1,752,344
Prepaid expenses	13,085

Total assets	1,285,056,537

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	172,568,066
Payable for Fund shares reacquired	1,785,725
Accrued expenses	501,635
Management fee payable	488,693
Distribution fee payable	297,446
Payable to custodian	193,479
Deferred trustees’ fees	2,855
Transfer agent fee payable	324,458

Total liabilities	176,162,357

Net Assets	$1,108,894,180

Net assets were comprised of:
Shares of beneficial interest, at par	$513,179
Paid-in capital in excess of par	779,015,239

779,528,418
Undistributed net investment income	3,259,020
Accumulated net realized gain on investment and foreign currency transactions	65,673,728
Net unrealized appreciation on investments and foreign currencies	260,433,014

Net assets, April 30, 2006	$1,108,894,180

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($903,692,466 ÷ 41,772,590 shares of beneficial interest issued and outstanding)	$21.63
Maximum sales charge (5.50% of offering price)	1.26

Maximum offering price to public	$22.89

Class B
Net asset value, offering price and redemption price per share ($115,866,361 ÷ 5,410,125 shares of beneficial interest issued and outstanding)	$21.42

Class C
Net asset value, offering price and redemption price per share ($24,829,403 ÷ 1,159,018 shares of beneficial interest issued and outstanding)	$21.42

Class R
Net asset value, offering price and redemption price per share ($3,191 ÷ 148 shares of beneficial interest issued and outstanding)	$21.56

Class Z
Net asset value, offering price and redemption price per share ($64,502,759 ÷ 2,976,019 shares of beneficial interest issued and outstanding)	$21.67

See Notes to Financial Statements.

Jennison Value Fund	15

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $164,555)	$10,494,962
Affiliated dividend income	540,297
Affiliated income from securities loaned, net	65,868

Total income	11,101,127

Expenses
Management fee	2,822,566
Distribution fee—Class A	1,048,992
Distribution fee—Class B	582,938
Distribution fee—Class C	113,342
Distribution fee—Class R	8
Transfer agent’s fees and expenses (including affiliated expenses of $578,000) (Note 3)	709,000
Reports to shareholders	136,000
Custodian’s fees and expenses	87,000
Registration fees	40,000
Insurance	27,000
Legal fees and expenses	25,000
Trustees’ fees	12,000
Audit fee	8,000
Miscellaneous	11,861

Total expenses	5,623,707

Net investment income	5,477,420

Realized And Unrealized Gain(Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	67,214,564
Foreign currency transactions	(44,587)

67,169,977

Net change in unrealized appreciation on:
Investments	73,406,166
Foreign currencies	18,945

73,425,111

Net gain on investments and foreign currency transactions	140,595,088

Net Increase In Net Assets Resulting From Operations	$146,072,508

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,477,420	$5,891,791
Net realized gain on investment and foreign currency transactions	67,169,977	117,720,036
Net change in unrealized appreciation on investments and foreign currencies	73,425,111	34,179,396

Net increase in net assets resulting from operations	146,072,508	157,791,223

Dividends from net investment income (Note 1)
Class A	(5,369,140)	(5,295,657)
Class B	—	(115,838)
Class C	—	(12,108)
Class R	(12)	—
Class Z	(420,806)	(307,762)

	(5,789,958)	(5,731,365)

Distributions from net realized gains
Class A	(35,966,579)	—
Class B	(5,595,023)	—
Class C	(971,592)	—
Class R	(128)	—
Class Z	(2,054,591)	—

	(44,587,913)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	96,233,572	115,477,435
Net asset value of shares issued in reinvestment of dividends and distributions	47,372,650	5,283,291
Cost of shares reacquired	(83,495,797)	(170,037,111)

Net increase(decrease) in net assets from Fund share transactions	60,110,425	(49,276,385)

Total increase	155,805,062	102,783,473

Net Assets
Beginning of period	953,089,118	850,305,645

End of period(a)	$1,108,894,180	$953,089,118

(a) Includes undistributed net investment income of:	$3,259,020	$3,571,558

See Notes to Financial Statements.

Jennison Value Fund	17

Notes to Financial Statements

(Unaudited)

Jennison Value Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the

18	Visit our website at www.jennisondryden.com

capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2006, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and

Jennison Value Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purpose, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

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Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .55 of 1% of the Fund’s average daily net assets for the six months ended April 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of

Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended April 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $280,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2006, it received approximately $59,100 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as broker/dealer. For the six months ended April 30, 2006, the Fund incurred approximately $116,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 were $259,692,893 and $258,563,877, respectively.

As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $166,768,871. The Fund received $172,568,066 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,020,559,870	$270,777,215	$11,717,687	$259,059,528

The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	3,272,262	$67,307,722
Shares issued in reinvestment of dividends	1,959,077	38,613,402
Shares reacquired	(3,317,797)	(68,248,783)

Net increase (decrease) in shares outstanding before conversion	1,913,542	37,672,341
Shares issued upon conversion from Class B	826,405	16,695,347

Net increase (decrease) in shares outstanding	2,739,947	$54,367,688

Year ended October 31, 2005:
Shares sold	4,459,037	$83,324,115
Shares issued in reinvestment of dividends	279,079	4,855,977
Shares reacquired	(6,942,598)	(128,617,514)

Net increase (decrease) in shares outstanding before conversion	(2,204,482)	(40,437,422)
Shares issued upon conversion from Class B	4,704,055	87,747,613

Net increase (decrease) in shares outstanding	2,499,573	$47,310,191

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Class B	Shares	Amount
Six months ended April 30, 2006:
Shares sold	272,404	$5,570,718
Shares issued in reinvestment of dividends	274,279	5,367,640
Shares reacquired	(407,574)	(8,305,865)

Net increase (decrease) in shares outstanding before conversion	139,109	2,632,493
Shares reacquired upon conversion into Class A	(832,971)	(16,695,347)

Net increase (decrease) in shares outstanding	(693,862)	$(14,062,854)

Year ended October 31, 2005:
Shares sold	657,252	$11,934,704
Shares issued in reinvestment of dividends	6,332	109,543
Shares reacquired	(1,529,879)	(27,808,404)

Net increase (decrease) in shares outstanding before conversion	(866,295)	(15,764,157)
Shares reacquired upon conversion into Class A	(4,744,651)	(87,747,613)

Net increase (decrease) in shares outstanding	(5,610,946)	$(103,511,770)

Class C
Six months ended April 30, 2006:
Shares sold	217,516	$4,445,300
Shares issued in reinvestment of dividends	47,187	923,919
Shares reacquired	(157,997)	(3,231,922)

Net increase (decrease) in shares outstanding	106,706	$2,137,297

Year ended October 31, 2005:
Shares sold	181,114	$3,316,652
Shares issued in reinvestment of dividends	661	11,439
Shares reacquired	(342,389)	(6,303,904)

Net increase (decrease) in shares outstanding	(160,614)	$(2,975,813)

Class R
Six months ended April 30, 2006:
Shares sold	241	$4,863
Shares issued in reinvestment of dividends	—	3
Shares reacquired	(232)	(4,758)

Net increase (decrease) in shares outstanding	9	$108

Period ended October 31, 2005*:
Shares sold	139	$2,547
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	139	$2,547

* Inception date on June 3, 2005.

Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended April 30, 2006:
Shares sold	919,851	$18,904,969
Shares issued in reinvestment of dividends	125,136	2,467,686
Shares reacquired	(179,506)	(3,704,469)

Net increase (decrease) in shares outstanding	865,481	$17,668,186

Year ended October 31, 2005:
Shares sold	895,343	$16,899,417
Shares issued in reinvestment of dividends	17,585	306,332
Shares reacquired	(396,913)	(7,307,289)

Net increase (decrease) in shares outstanding	516,015	$9,898,460

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Financial Highlights

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Jennison Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.77

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	2.80

Total from investment operations	2.92

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.92)

Total dividends and distributions	(1.06)

Net asset value, end of period	$21.63

Total Return(b):	15.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$903,693
Average net assets (000)	$846,148
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.00	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income	1.15	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	26	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001

$16.71	$14.50	$12.17	$16.09	$18.49

.14	.11	.11	.11	.16
3.07	2.22	2.31	(2.43)	(1.22)

3.21	2.33	2.42	(2.32)	(1.06)

(.15)	(.12)	(.09)	(.10)	(.12)
—	—	—	(1.50)	(1.22)

(.15)	(.12)	(.09)	(1.60)	(1.34)

$19.77	$16.71	$14.50	$12.17	$16.09

19.31%	16.21%	19.97%	(16.56)%	(6.21)%

$771,540	$610,345	$559,230	$516,702	$690,433
$699,013	$598,375	$529,960	$657,772	$714,431

1.04%	1.07%	1.12%	1.04%	1.08%
.79%	.82%	.87%	.79%	.83%
.77%	.68%	.88%	.74%	.83%

56%	56%	97%	72%	179%

See Notes to Financial Statements.

Jennison Value Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.52

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	2.78

Total from investment operations	2.82

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.92)

Total dividends and distributions	(.92)

Net asset value, end of period	$21.42

Total Return(c):	14.88%
Ratios/Supplemental Data:
Net assets, end of period (000)	$115,866
Average net assets (000)	$117,554
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income (loss)	.41	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001

$16.49	$14.31	$12.02	$15.92	$18.38

.02	(.01)	.02	— (b)	.03
3.02	2.20	2.27	(2.40)	(1.22)

3.04	2.19	2.29	(2.40)	(1.19)

(.01)	(.01)	—	—	(.05)
—	—	—	(1.50)	(1.22)

(.01)	(.01)	—	(1.50)	(1.27)

$19.52	$16.49	$14.31	$12.02	$15.92

18.44%	15.34%	19.05%	(17.21)%	(6.93)%

$119,151	$193,230	$215,039	$241,923	$395,833
$161,840	$212,833	$221,850	$347,114	$529,705

1.79%	1.82%	1.87%	1.79%	1.83%
.79%	.82%	.87%	.79%	.83%
.04%	(.06)%	.13%	(.01)%	.12%

See Notes to Financial Statements.

Jennison Value Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.52

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	2.78

Total from investment operations	2.82

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.92)

Total dividends and distributions	(.92)

Net asset value, end of period	$21.42

Total Return(c):	14.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,829
Average net assets (000)	$22,856
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)
Net investment income (loss)	.40	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Less than .005%.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001

$16.49	$14.31	$12.02	$15.92	$18.38

.01	(.01)	.02	— (b)	.02
3.03	2.20	2.27	(2.40)	(1.21)

3.04	2.19	2.29	(2.40)	(1.19)

(.01)	(.01)	—	—	(.05)
—	—	—	(1.50)	(1.22)

(.01)	(.01)	—	(1.50)	(1.27)

$19.52	$16.49	$14.31	$12.02	$15.92

18.44%	15.34%	19.05%	(17.21)%	(6.93)%

$20,540	$20,006	$21,268	$22,728	$30,459
$20,814	$21,130	$22,008	$29,071	$31,358

1.79%	1.82%	1.87%	1.79%	1.83%
.79%	.82%	.87%	.79%	.83%
.05%	(.07)%	.13%	— (e)	.08%

See Notes to Financial Statements.

Jennison Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended April 30, 2006	June 3, 2005(a) Through October 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.74	$18.31

Income (loss) from investment operations:
Net investment income	.08	.01
Net realized and unrealized gain on investment transactions	2.75	1.42

Total from investment operations	2.83	1.43

Less Dividends and Distributions:
Dividends from net investment income	(.09)	—
Distributions from net realized gains	(.92)	—

Total dividends and distributions	(1.01)	—

Net asset value, end of period	$21.56	$19.74

Total Return(c):	14.79%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3	$3
Average net assets (000)	$3	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)(e)	1.25%	1.29%
Expenses, excluding distribution and service (12b-1) fees(e)	.75%	.79%
Net investment income(e)	.63%	.19%

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.83

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	2.78

Total from investment operations	2.95

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains	(.92)

Total dividends and distributions	(1.11)

Net asset value, end of period	$21.67

Total Return(b):	15.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$64,503
Average net assets (000)	$53,842
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.75	%(c)
Net investment income	1.40	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2005(a)	2004(a)	2003(a)	2002(a)	2001

$16.76	$14.54	$12.21	$16.14	$18.52

.19	.15	.15	.14	.28
3.07	2.23	2.30	(2.43)	(1.30)

3.26	2.38	2.45	(2.29)	(1.02)

(.19)	(.16)	(.12)	(.14)	(.14)
—	—	—	(1.50)	(1.22)

(.19)	(.16)	(.12)	(1.64)	(1.36)

$19.83	$16.76	$14.54	$12.21	$16.14

19.59%	16.49%	20.26%	(16.34)%	(5.98)%

$41,856	$26,725	$32,340	$31,300	$62,366
$32,824	$25,857	$31,275	$58,256	$69,810

.79%	.82%	.87%	.79%	.83%
.79%	.82%	.87%	.79%	.83%
1.00%	.93%	1.13%	.98%	1.11%

See Notes to Financial Statements.

Jennison Value Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	R	Z
NASDAQ	PBEAX	PBQIX	PEICX	JDVRX	PEIZX
CUSIP	476297106	476297205	476297304	476297502	476297403

MF131E2    IFS-A120140    Ed. 06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.